Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Trading Symbol	NVLT
Entity Registrant Name	NOVELOS THERAPEUTICS, INC.
Entity Central Index Key	0001279704
Entity Filer Category	Smaller Reporting Company